Shareholder Report, Holdings (Details)	Jun. 30, 2025
RPAR Risk Parity ETF | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
RPAR Risk Parity ETF | United States Treasury Bill, 4.20%, 07/10/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
RPAR Risk Parity ETF | SPDR Gold MiniShares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
RPAR Risk Parity ETF | Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
RPAR Risk Parity ETF | Vanguard FTSE Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
RPAR Risk Parity ETF | United States Treasury Inflation Indexed Bonds, 2.13%, 02/15/2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
RPAR Risk Parity ETF | First American Government Obligations Fund - Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
RPAR Risk Parity ETF | United States Treasury Inflation Indexed Bond, 0.75%, 02/15/2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
RPAR Risk Parity ETF | United States Treasury Inflation Indexed Bonds, 1.38%, 02/15/2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
RPAR Risk Parity ETF | United States Treasury Inflation Indexed Bonds, 0.88%, 02/15/2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
RPAR Risk Parity ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
RPAR Risk Parity ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
RPAR Risk Parity ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
RPAR Risk Parity ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
RPAR Risk Parity ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
RPAR Risk Parity ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
RPAR Risk Parity ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
RPAR Risk Parity ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
RPAR Risk Parity ETF | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
UPAR Ultra Risk Parity ETF | SPDR Gold MiniShares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
UPAR Ultra Risk Parity ETF | Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
UPAR Ultra Risk Parity ETF | United States Treasury Inflation Indexed Bonds, 1.00%, 02/15/2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
UPAR Ultra Risk Parity ETF | United States Treasury Inflation Indexed Bonds, 0.75%, 02/15/2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
UPAR Ultra Risk Parity ETF | United State Treasury Inflation Indexed Bonds, 1.38%, 02/15/2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
UPAR Ultra Risk Parity ETF | United State Treasury Inflation Indexed Bonds, 0.88%, 02/15/2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
UPAR Ultra Risk Parity ETF | United States Treasury Inflation Indexed Bonds, 0.63%, 02/15/2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
UPAR Ultra Risk Parity ETF | United States Treasury Inflation Indexed Bonds, 0.75%, 02/15/2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
UPAR Ultra Risk Parity ETF | United States Treasury Inflation Indexed Bonds, 1.00%, 02/15/2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
UPAR Ultra Risk Parity ETF | United States Treasury Inflation Indexed Bonds 1.00%, 02/15/2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
UPAR Ultra Risk Parity ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
UPAR Ultra Risk Parity ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
UPAR Ultra Risk Parity ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
UPAR Ultra Risk Parity ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
UPAR Ultra Risk Parity ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
UPAR Ultra Risk Parity ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
UPAR Ultra Risk Parity ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
UPAR Ultra Risk Parity ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
UPAR Ultra Risk Parity ETF | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%